Cover	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020
Entity Registrant Name	DALRADA FINANCIAL CORP
Entity Central Index Key	0000725394
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Incorporation state	DE